UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23129

 NAME OF REGISTRANT:                     NexPoint Real Estate Strategies
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Advisors, L.P.
                                         300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          972-628-4100

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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


NexPoint Real Estate Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 CONDOR HOSPITALITY TRUST, INC.                                                              Agenda Number:  934789174
--------------------------------------------------------------------------------------------------------------------------
        Security:  20676Y403
    Meeting Type:  Annual
    Meeting Date:  17-May-2018
          Ticker:  CDOR
            ISIN:  US20676Y4035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       J. William Blackham                                       Mgmt          For                            For
       Thomas Calahan                                            Mgmt          For                            For
       Daphne J. Dufresne                                        Mgmt          For                            For
       Daniel R. Elsztain                                        Mgmt          For                            For
       James H. Friend                                           Mgmt          For                            For
       Donald J. Landry                                          Mgmt          For                            For
       J. Brendan MacDonald                                      Mgmt          For                            For
       John M. Sabin                                             Mgmt          For                            For
       Benjamin Wall                                             Mgmt          For                            For

2.     Amend the 2016 Stock Plan                                 Mgmt          For                            For

3.     Ratify the selection of KPMG LLP as the                   Mgmt          For                            For
       Company's independent registered public
       accounting firm for 2018.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT RESIDENTIAL TRUST, INC.                                                            Agenda Number:  934790254
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341D102
    Meeting Type:  Annual
    Meeting Date:  15-May-2018
          Ticker:  NXRT
            ISIN:  US65341D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       James Dondero                                             Mgmt          For                            For
       Brian Mitts                                               Mgmt          For                            For
       Edward Constantino                                        Mgmt          For                            For
       Scott Kavanaugh                                           Mgmt          For                            For
       Arthur Laffer                                             Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2018.




--------------------------------------------------------------------------------------------------------------------------
 TAUBMAN CENTERS, INC.                                                                       Agenda Number:  934658343
--------------------------------------------------------------------------------------------------------------------------
        Security:  876664103
    Meeting Type:  Consent
    Meeting Date:  27-Jul-2017
          Ticker:  TCO
            ISIN:  US8766641034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE DEMAND OF THE CALL OF A SPECIAL MEETING               Mgmt          For                            *
       OF SHAREHOLDERS PURSUANT TO THE COMPANY'S
       BYLAWS TO APPROVE, ON AN ADVISORY BASIS,
       THAT: (I) THE BOARD AMEND THE BYLAWS
       WITHOUT DELAY TO DECLASSIFY THE BOARD; (II)
       THE BOARD OBTAIN THE CONSENT OF ALL
       DIRECTORS WITH TERMS ENDING AT THE 2020
       ANNUAL MEETING TO SHORTEN THEIR TERM OF
       OFFICE TO THE 2018 ANNUAL MEETING; AND
       (III) THE BOARD REPLACE THREE INCUMBENT
       DIRECTORS WITH THREE NEW DIRECTORS NO LATER
       THAN THE 2018 ANNUAL MEETING; AND TO
       TRANSACT SUCH OTHER BUSINESS AS MAY COME
       BEFORE THE SPECIAL MEETING

02     THE EXERCISE OF ANY AND ALL RIGHTS OF EACH                Mgmt          For                            *
       OF THE UNDERSIGNED INCIDENTAL TO CALLING
       THE SPECIAL MEETING AND CAUSING THE
       PURPOSES OF THE AUTHORITY EXPRESSLY GRANTED
       HEREIN TO THE DESIGNATED AGENTS TO BE
       CARRIED INTO EFFECT; PROVIDED, HOWEVER,
       THAT NOTHING CONTAINED IN THIS INSTRUMENT
       SHALL BE CONSTRUED TO GRANT THE DESIGNATED
       AGENTS THE RIGHT, POWER OR AUTHORITY TO
       VOTE ANY SHARES OF COMMON STOCK OR SERIES B
       PREFERRED STOCK, AS APPLICABLE, OWNED BY
       THE UNDERSIGNED AT THE SPECIAL MEETING OR
       AT ANY OTHER SHAREHOLDERS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 TAUBMAN CENTERS, INC.                                                                       Agenda Number:  934814624
--------------------------------------------------------------------------------------------------------------------------
        Security:  876664103
    Meeting Type:  Annual
    Meeting Date:  31-May-2018
          Ticker:  TCO
            ISIN:  US8766641034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Jonathan Litt                                             Mgmt          For                            *
       MGT NOM: M.C. Clark                                       Mgmt          For                            *
       MGT NOM: M.J. Embler                                      Mgmt          For                            *

2      To ratify the appointment of KPMG LLP as                  Mgmt          For                            *
       the independent registered public
       accounting firm for the Company for the
       fiscal year ending December 31, 2018.

3      To approve, on an advisory basis, the                     Mgmt          For                            *
       compensation of the Company's named
       executive officers.

4      To approve the Company's 2018 Omnibus                     Mgmt          For                            *
       Long-term Incentive Plan.

5      Non-binding proposal to request that the                  Mgmt          For                            *
       Board eliminate the dual class voting stock
       structure.




--------------------------------------------------------------------------------------------------------------------------
 THE MACERICH COMPANY                                                                        Agenda Number:  934834311
--------------------------------------------------------------------------------------------------------------------------
        Security:  554382101
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2018
          Ticker:  MAC
            ISIN:  US5543821012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Peggy Alford                        Mgmt          For                            For

1b.    Election of Director: John H. Alschuler                   Mgmt          For                            For

1c.    Election of Director: Eric K. Brandt                      Mgmt          For                            For

1d.    Election of Director: Edward C. Coppola                   Mgmt          For                            For

1e.    Election of Director: Steven R. Hash                      Mgmt          For                            For

1f.    Election of Director: Daniel J. Hirsch                    Mgmt          For                            For

1g.    Election of Director: Diana M. Laing                      Mgmt          For                            For

1h.    Election of Director: Thomas E. O'Hern                    Mgmt          For                            For

1i.    Election of Director: Steven L. Soboroff                  Mgmt          For                            For

1j.    Election of Director: Andrea M. Stephen                   Mgmt          For                            For

2.     Ratification of the appointment of KPMG LLP               Mgmt          For                            For
       as our independent registered public
       accounting firm for the year ending
       December 31, 2018.

3.     Advisory vote to approve our named                        Mgmt          Against                        Against
       executive officer compensation as described
       in our Proxy Statement.




--------------------------------------------------------------------------------------------------------------------------
 UNITI GROUP, INC.                                                                           Agenda Number:  934764273
--------------------------------------------------------------------------------------------------------------------------
        Security:  91325V108
    Meeting Type:  Annual
    Meeting Date:  17-May-2018
          Ticker:  UNIT
            ISIN:  US91325V1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Jennifer S. Banner                  Mgmt          For                            For

1b.    Election of Director: Scott G. Bruce                      Mgmt          For                            For

1c.    Election of Director: Francis X. ("Skip")                 Mgmt          For                            For
       Frantz

1d.    Election of Director: Andrew Frey                         Mgmt          For                            For

1e.    Election of Director: Kenneth A. Gunderman                Mgmt          For                            For

1f.    Election of Director: David L. Solomon                    Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers.

3.     To approve the Uniti Group Inc. Employee                  Mgmt          For                            For
       Stock Purchase Plan.

4.     To approve an amendment to the Company's                  Mgmt          For                            For
       charter to provide stockholders with the
       power to amend the Company's bylaws.

5.     To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accountant
       for the year ending December 31, 2018.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Real Estate Strategies Fund
By (Signature)       /s/ Dustin Norris
Name                 Dustin Norris
Title                Secretary
Date                 08/27/2018